Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income	$ 2,241,048	$ 2,537,760	$ 2,454,145
Adjustments to reconcile net income to net cash provided by operating activities:
PROVISION (CREDIT) FOR LOAN LOSSES	(400,000)	(248,000)	600,000
Depreciation and amortization	564,194	529,109	486,179
Amortization of investment securities, net	440,984	574,426	329,738
Investment security gains	(379,997)	(1,090,703)	(730,897)
Net gains on sales of mortgage loans	(14,175)	(78,443)	(56,029)
Loss on disposal of assets	11,652	4,688
Increase in cash surrender value of bank-owned life insurance	(107,426)	(106,563)	(103,203)
Originations of mortgage loans held for sale	(395,500)	(2,159,072)	(3,744,822)
Proceeds from sales of mortgage loans	519,475	2,127,715	3,800,851
Decrease (increase) in interest receivable	(40,543)	12,333	(45,438)
Decrease in interest payable	(28,209)	(55,128)	(58,936)
Decrease (increase) in deferred taxes	(67,560)	281,452	(349,801)
Other, net	(510,760)	(18,395)	1,229,066
Net cash provided by operating activities	1,833,183	2,311,179	3,810,853
INVESTING ACTIVITIES
Net decrease in loans, net of charge-offs	5,973,706	9,945,229	11,727,442
Recoveries on loans previously charged-off	95,130	21,616	55,862
Proceeds from sales of securities available-for-sale	7,613,182	35,972,158	24,092,900
Proceeds from maturities of securities available-for-sale	23,003,544	30,990,795	53,578,129
Principal collected on mortgage-backed securities	12,550,878	16,877,447	18,632,179
Purchases of securities available-for-sale	(73,460,702)	(110,735,248)	(110,123,074)
Purchases of premises and equipment	(1,076,780)	(1,115,734)	(689,777)
Net cash used in investing activities	(25,301,042)	(18,043,737)	(2,726,339)
FINANCING ACTIVITIES
Net increase in deposits	39,414,795	7,284,957	10,702,268
Dividends paid	(1,306,234)	(1,259,142)	(1,256,139)
Increase in short-term borrowings	1,448,593	4,753,084	536,086
Repayment of Federal Home Loan Bank borrowings	(90,831)	(86,603)	(82,569)
Net cash provided by financing activities	39,466,323	10,692,296	9,899,646
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	15,998,464	(5,040,262)	10,984,160
Cash and cash equivalents at beginning of year	15,876,511	20,916,773	9,932,613
Cash and cash equivalents at end of year	31,874,975	15,876,511	20,916,773
Supplemental Disclosures:
Cash Paid for Interest	1,552,647	1,844,424	2,288,243
Cash Paid for Income Taxes	$ 25,000	$ 451,386	$ 367,036